FINANCIAL RISK MANAGEMENT - Classification of Loans by Maturity (Details) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial risk management [line Items]
Current loans	S/ 106,143,913	S/ 101,602,442
Current but impaired	2,274,182	1,582,189
Loans with delay in payments of one day or more but not internal overdue loans	3,084,977	3,656,372
Internal overdue loans	3,304,886	3,119,621
Total gross direct credits	114,807,958	109,960,624
Total past due under IFRS 7	6,389,863	6,775,993
Neither past due nor impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	106,143,943	101,602,442
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	0	0
Internal overdue loans	103	1,755
Total gross direct credits	106,144,046	101,604,197
Total past due under IFRS 7	103	1,755
Past due but not impaired [Member]
Disclosure of financial risk management [line Items]
Current loans	(30)	0
Current but impaired	0	0
Loans with delay in payments of one day or more but not internal overdue loans	2,569,349	2,869,944
Internal overdue loans	275,296	249,028
Total gross direct credits	2,844,615	3,118,972
Total past due under IFRS 7	2,844,645	3,118,972
Financial assets impaired [member]
Disclosure of financial risk management [line Items]
Current loans	0	0
Current but impaired	2,274,182	1,582,189
Loans with delay in payments of one day or more but not internal overdue loans	515,628	786,428
Internal overdue loans	3,029,487	2,868,838
Total gross direct credits	5,819,297	5,237,455
Total past due under IFRS 7	S/ 3,545,115	S/ 3,655,266